Cash and equivalents, marketable securities and short-term investments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 637
Available-for-sale securities, One to five years, Cost basis	178
Available-for-sale securities, Six to ten years, Cost basis	56
Available-for-sale securities, Total Cost basis	871
Available-for-sale securities, Less than one year, Fair value	637
Available-for-sale securities, One to five years, Fair value	181
Available-for-sale securities, Six to ten years, Fair value	57
Available-for-sale securities, Total Fair value	875
Held-to-maturity Securities, One to five years, Cost basis	75
Held-to-maturity Securities, Six to ten years, Cost basis	20
Held-to-maturity Securities, Total Cost basis	95
Held-to-maturity Securities, One to five years, Fair value	85
Held-to-maturity Securities, Six to ten years, Fair value	24
Held-to-maturity Securities, Total Fair value	109
Marketable securities pledged as collateral	$ 95	$ 97